Taxes payable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Federal taxes, beginning balance	R$ 341,756	R$ 34,213
Installments	175,555	334,479
Interest	45,555	14,094
Payments	(101,346)	R$ (41,030)
Federal taxes, ending balance	R$ 461,520